Unaudited Condensed Consolidated Interim Statements of Cash Flows - GBP (£) £ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities
Net profit/(loss) for the period	£ 250,962	£ (17,121)
Adjustments to cash flows from non-cash items
Depreciation and amortization	573	1,094
Depreciation on right of use assets	360	326
Net finance (income)/costs	(28,371)	3,629
Related party finance income	(252,937)
Share based payment transactions	3,207	4,785
Income tax credit	(19,592)	(6,448)
Non-cash gain (settled in treasury shares)		(803)
Cash from operations before working capital adjustments	(45,798)	(14,538)
Decrease/(increase) in trade and other receivables	5,776	(3,035)
(Decrease)/increase in trade and other payables	18	84
Income taxes received	13,700	15,838
Net cash flows used in operating activities	(26,304)	(1,651)
Cash flows from investing activities
Acquisitions of property, plant and equipment	(203)	(391)
Interest received	1,241	1,168
Net cash flows from investing activities	1,038	777
Cash flows from financing activities
Proceeds from share issuance	34,235
Proceeds from issues of warrants	18,032
Proceeds from issues of shares to related party	12,986	15,629
Proceeds from issues of warrants to related party	6,840	3,907
Transaction costs on issuance of equity instruments	(4,796)
Payments to lease creditors	(521)	(396)
Net cash flows generated from financing activities	66,776	19,140
Net increase in cash at bank	41,510	18,266
Cash at bank, beginning of the period	22,556	48,680
Effect of foreign exchange rate changes	(2,082)	(160)
Cash at bank, end of the period	£ 61,984	£ 66,786